Income Tax Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Expenses [Abstract]
Schedule of Income Tax Expenses
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Current income tax expense	800,000	826,402	175,189
Overprovision for tax expense	(173,857)	-	-
Income tax expense	626,143	826,402	175,189

Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax	The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows:
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Profit before income tax	20,680,347	26,240,099	5,562,643

Tax calculated at tax rate of 24%	4,963,283	6,297,624	1,335,034
Effects of:
- Income not taxable for tax purposes	(4,163,283)	(5,794,261)	(1,228,326)
- Unutilised tax losses forfeited	-	-
- Expenses not deductible for tax purposes	-	323,039	68,481
	800,000	826,402	175,189
Overprovision in prior year	(173,857)	-	-
Income tax expense	626,143	826,402	175,189